Prepaid expenses and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses and other current assets
Prepaid expenses and other current assets	€ 49,244	€ 48,289
Prepayments for future service agreements and goods	5,724	40,054
Tax receivable	35,234
Current grant receivable	3,032
Outstanding VAT refund claims	€ 32,202
Grant receivable		€ 8,235